CASH FLOW HEDGE RESERVE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Beginning balance	$ 19.6	$ (10.6)	$ (3.1)
Cash flow hedge (losses)/gains deferred in shareholders’ equity	(76.5)	37.8	(9.4)
Deferred taxes	13.5	(7.7)	1.9
Ending balance	$ (43.4)	$ 19.6	$ (10.6)